GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
The following table sets forth gains on derivative instruments and other financial items:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Mark-to-market (loss)/gains for interest rate swaps	(3,306)	8,351	—	—
Net interest income on undesignated interest rate swaps	10,584	241	—	—
Gains on derivative instruments	7,278	8,592	—	—

Foreign exchange loss on operations	(567)	(207)	(464)	(40)
Financing arrangement fees and other costs, net	(1,149)	(2,154)	1,102	(202)
Other	(122)	(165)	(16)	(138)
Other financial items, net	(1,838)	(2,526)	622	(380)